TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax (credit) expense are as follows:

(in thousands of $)	2013	2012	2011
Current tax (credit) expense:
U.K.	(27)	2,101	2,733
Indonesia	—	6,828	—
Brazil	—	1,002	1,363
Total current tax (credit) expense	(27)	9,931	4,096
Deferred tax expense:
U.K.	110	91	886
Amortization of tax benefit arising on intra-group transfers of long-term assets (see note 27)	(3,487)	(7,257)	(6,687)
Total income tax (credit) expense	(3,404)	2,765	(1,705)

Deferred income tax assets	Deferred income tax assets are summarized as follows:

(in thousands of $)	2013	2012
Deferred tax assets, gross and net	421	531